Commitments and Contingencies - Summary of Future Minimum Payments for Sublease (Detail)	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments [Abstract]
2016	$ 180,004
2017	247,611
2018	190,337
Total minimum lease payments	$ 617,952